UNION SECURITY INSURANCE COMPANY VARIABLE ACCOUNT D

UNION SECURITY VARIABLE ANNUITY
FILE NO. 333-43886

WELLS FARGO PASSAGE VARIABLE ANNUITY
FILE NO. 033-73986

INCOME PREFERRED VARIABLE ANNUITY
FILE NO. 333-79701

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

MASTERS VARIABLE ANNUITY
FILE NO. 033-71688

Product Information Dated June 28, 2018

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION FOR INSURANCE PRODUCTS ISSUED BY UNION SECURITY LIFE INSURANCE COMPANY ("USLIC") AND UNION SECURITY INSURANCE COMPANY ("USIC"):

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On May 31, 2018, pursuant to the Stock and Asset Purchase Agreement entered into on December 3, 2017, by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc., Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP, and Hopmeadow Holdings GP, each of which is funded by a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group, HHI sold all of the issued and outstanding equity of Hartford Life, Inc., the parent of Talcott Resolution Life Insurance Company ("Talcott Resolution") (formerly "Hartford Life Insurance Company") to Buyer ("Talcott Resolution Sale Transaction").
Additional information regarding the Talcott Resolution Sale Transaction can be found on the Talcott Resolution website at www.talcottresolution.com/financialinformation.html and in its Current Report on Form 8-K (click on "SEC Filings - Other") filed by Talcott Resolution Life Insurance Company (formerly "Hartford Life Insurance Company") on June 6, 2018, with the Securities and Exchange Commission.
Talcott Resolution will continue to administer and provide all contractual benefits of your annuity. The terms, features and benefits of your insurance contract will NOT change as a result of the sale.

Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company administer the annuity contracts issued by USIC and USLIC.

This Supplement should be retained for future reference.

HV-7728